COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2014
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings And Billings In Excess Of Costs [Table Text Block]
	June, 30
	2013	2014

Contracts costs incurred plus estimated earnings	$754,514,008	$890,760,608
Less: Progress billings	(608,399,150)	(705,233,024)
Cost and estimated earnings in excess of billings	146,114,858	185,527,584

Less: Allowance for doubtful accounts	(2,361,880)	(5,839,403)

	$143,752,978	$179,688,181

Allowance For Doubtful Accounts Of Costs And Estimated Earnings In Excess Of Billings [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June, 30
	2012	2013	2014

Balance at beginning of year	$1,232,813	$1,890,108	$2,361,880
Additions	598,994	420,120	3,470,966
Exchange difference	58,301	51,652	6,557

Balance at the end of the year	$1,890,108	$2,361,880	$5,839,403